Exchange rate effects (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exchange rate effects
Revenue	kr 23,704	kr 21,466	kr 18,131
Revenue (as a percentage)	100.00%	100.00%	100.00%
Operating profit	kr 3,750	kr 3,469	kr 3,133
Operating profit (as a percentage)	100.00%	100.00%	100.00%
Movement in foreign currencies (as a percent)	5.00%	5.00%	5.00%
Effect on Group's revenue	kr 347	kr 307	kr 281
Effect on Group's operating profit/loss	85	60	50
Exchange rate differences in income statement	(31)	6	8
Other operating income
Exchange rate effects
Exchange rate differences in income statement	77	30	34
Other operating expenses
Exchange rate effects
Exchange rate differences in income statement	(100)	(38)	(24)
Other financial items
Exchange rate effects
Exchange rate differences in income statement	(8)	14	(2)
SEK
Exchange rate effects
Revenue	kr 16,765	kr 15,336	kr 12,503
Revenue (as a percentage)	71.00%	71.00%	69.00%
Operating profit	kr 2,040	kr 2,272	kr 2,124
Operating profit (as a percentage)	55.00%	65.00%	68.00%
EUR
Exchange rate effects
Revenue	kr 5,010	kr 4,443	kr 4,094
Revenue (as a percentage)	21.00%	21.00%	23.00%
Operating profit	kr 1,250	kr 1,196	kr 978
Operating profit (as a percentage)	33.00%	35.00%	31.00%
HRK
Exchange rate effects
Revenue	kr 1,929	kr 1,687	kr 1,534
Revenue (as a percentage)	8.00%	8.00%	8.00%
Operating profit	kr 460	kr 1	kr 31
Operating profit (as a percentage)	12.00%	0.00%	1.00%